Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	2/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/15/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$517,198,299.98	$40,553,011.45	$476,645,288.53	0.718716	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,388,078,299.98	$40,553,011.45	$1,347,525,288.53

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,483,641,987.72	$1,439,790,972.17	0.710724
YSOC Amount	$90,815,993.68	$87,517,989.58
Adjusted Pool Balance	$1,392,825,994.04	$1,352,272,982.59
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360
Class A-2 Notes	$517,198,299.98	2.71000%	30/360	$1,168,006.16
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,388,078,299.98			$3,526,024.58

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,483,641,987.72	$1,439,790,972.17
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,392,825,994.04	$1,352,272,982.59
Number of Receivable Outstanding	76,783	75,891
Weight Average Contract Rate	3.61%	3.60%
Weighted Average Remaining Term (months)	51	50

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,332,592.30
Principal Collections	$43,541,864.51
Liquidation Proceeds	$92,735.98
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,967,192.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,967,192.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,236,368.32	$1,236,368.32	$—	$—	$46,730,824.47
Interest - Class A-1 Notes	$—	$—	$—	$—	$46,730,824.47
Interest - Class A-2 Notes	$1,168,006.16	$1,168,006.16	$—	$—	$45,562,818.31
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$43,810,891.39
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$43,393,871.72
First Allocation of Principal	$—	$—	$—	$—	$43,393,871.72
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$43,337,059.97
Second Allocation of Principal	$—	$—	$—	$—	$43,337,059.97
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$43,274,867.72
Third Allocation of Principal	$16,825,317.39	$16,825,317.39	$—	$—	$26,449,550.33
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,379,482.50
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,399,482.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,399,482.50
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,651,788.44
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,651,788.44
Remaining Funds to Certificates	$2,651,788.44	$2,651,788.44	$—	$—	$—
Total	$47,967,192.79	$47,967,192.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$90,815,993.68
Increase/(Decrease)	$(3,298,004.10)
Ending YSOC Amount	$87,517,989.58

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,392,825,994.04	$1,352,272,982.59
Note Balance	$1,388,078,299.98	$1,347,525,288.53
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	22	$309,151.04
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	41	$92,735.98
Monthly Net Losses (Liquidation Proceeds)			$216,415.06
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.02)%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.14%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,457,504.75
Cumulative Net Loss Ratio			0.07%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	110	$2,631,262.39
60-89 Days Delinquent	0.07%	36	$976,856.89
90-119 Days Delinquent	0.02%	11	$216,821.70
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	157	$3,824,940.98

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$93,351.42
Total Repossessed Inventory		9	$220,580.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		47	$1,193,678.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.03%	17	0.02%